Label	Element	Value
Hartford Multifactor Low Volatility International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

August 8, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford MULTIFACTOR low volatility international equity ETF SUMMARY PROSPECTUS

DATED JANUARY 28, 2019

AND

HARTFORD MULTIFACTOR ETFS PROSPECTUS

DATED JANUARY 28, 2019

IMPORTANT NOTICE REGARDING NAME CHANGE AND CHANGES TO RULE 35D-1 INVESTMENT POLICY, THE PRINCIPAL INVESTMENT STRATEGY, AND THE PROPRIETARY CUSTOM BENCHMARK INDEX

This Supplement contains new and additional information regarding Hartford Multifactor Low Volatility International Equity ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective November 6, 2019, the following changes will be made to Hartford Multifactor Low Volatility International Equity ETF (the “Fund”): (1) the name of the Fund will change from Hartford Multifactor Low Volatility International Equity ETF to Hartford Multifactor Diversified International ETF and the ticker symbol will change from LVIN to RODE; (2) the proprietary custom benchmark index tracked by the Fund will change from Hartford Multifactor Low Volatility International Equity Index to Hartford Multifactor Diversified International Index; (3) the Fund’s principal investment strategy will change to reflect the change in the index; and (4) the Fund’s policy of investing at least 80% of its net assets in equity securities of developed markets (excluding the U.S.) and emerging markets will be deleted.

In addition to the changes noted above, the methodology for the Fund’s current proprietary custom benchmark index – the Hartford Multifactor Low Volatility International Equity Index – will be revised to change the schedule for rebalancing and reconstituting the index from March and September to December and June. As a result, the Hartford Multifactor Low Volatility International Equity Index will not be rebalanced and reconstituted in September 2019.

Accordingly, effective November 6, 2019, the above referenced Summary Prospectus and Prospectus are revised as follows:

1.	References to Hartford Multifactor Low Volatility International Equity ETF are deleted throughout and replaced with Hartford Multifactor Diversified International ETF and references to LVIN are deleted and replaced with RODE.

Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Multifactor Low Volatility International Equity ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
2.	Under the heading “Principal Investment Strategy” in the above referenced Summary Prospectus and the summary section of the Prospectus, the discussion of the Fund’s principal investment strategy is deleted in its entirety and replaced with the following:

The Fund seeks to provide investment results that correspond to the total return performance of the Hartford Multifactor Diversified International Index (LRODEX) (the “Index”), which is designed to enhance return potential available from investment in a capitalization-weighted universe of developed and emerging markets located outside the U.S. The Index methodology seeks to enhance return potential available from investment in developed markets (excluding the US) and emerging market companies while reducing volatility by up to 15% over a complete market cycle.

The Index is built with a rules-based, proprietary methodology, which employs a multi-layered risk-controlled approach that seeks to address the active risks versus the cap-weighted universe, accounting for liquidity and volatility risks. Specifically, the Index seeks to select companies exhibiting attractive risk premium profiles while managing overall volatility levels and active risks. The Index’s components are adjusted twice annually, with a reconstitution and rebalance occurring in March and September. The Index was established with a base value of 1,000 on June 28, 2019. Each equity security must be within the top 85% of the applicable country’s estimated free float market capitalization with an average daily trading volume with an equivalent value of $1 million or more. The components of the Index, and the degree to which these components represent certain industries, may change over time. Each strategy index developed by Lattice Strategies LLC (“Lattice” or the “Adviser”) seeks to address identified risks within its asset class. For example, company concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as over concentration in countries and individual equities. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally invests at least 80% of its assets in the equity securities that are components of the Index and in depositary receipts (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)) representing securities of the Index. The Fund may invest the remainder of its assets in certain derivative instruments that may not be included in the Index, cash and cash equivalents, including money market funds, as well as in securities that are not included in the Index, but that the sub-adviser believes will help the Fund track the Index. To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will do so in approximately the same amount as the Index. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received) in accordance with the Fund’s securities lending program and guidelines.

The Index is sponsored by Lattice. Lattice determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is calculated and distributed by Solactive AG. Additional information on the Index can be found at www.hartfordfunds.com.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund is changing its proprietary custom benchmark index because Lattice, the Fund’s investment adviser, believes that the new index better reflects the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or other taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
3.	Under the headings “Past Performance” in the Summary Prospectus and “Hartford Multifactor Low Volatility International Equity ETF Summary Section – Past Performance” in the Prospectus, the average annual total returns table is replaced with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for the periods ending December 31, 2018
Hartford Multifactor Low Volatility International Equity ETF | Hartford Multifactor Diversified International Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hartford Multifactor Diversified International Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none	[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2019
Hartford Multifactor Low Volatility International Equity ETF | Hartford Multifactor Low Volatility International Equity Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hartford Multifactor Low Volatility International Equity Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2017
Hartford Multifactor Low Volatility International Equity ETF | MSCI All Country World (ACWI) ex USA Index (Net) (reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World (ACWI) ex USA Index (Net) (reflects no deduction for fees, expenses or other taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2017
Hartford Multifactor Low Volatility International Equity ETF | Hartford Multifactor Low Volatility International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.46%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2017
Hartford Multifactor Low Volatility International Equity ETF | Hartford Multifactor Low Volatility International Equity ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.97%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.72%
Hartford Multifactor Low Volatility International Equity ETF | Hartford Multifactor Low Volatility International Equity ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.08%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.05%

[1]	The Fund is changing its proprietary custom benchmark index because Lattice, the Fund's investment adviser, believes that the new index better reflects the Fund's investment strategy.
[2]	The Hartford Multifactor Diversified International Index commenced operations on June 28, 2019.